Business Combinations and Changes in Non-Controlling Interests - Additional Information (Detail) $ in Thousands, ₽ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 RUB (₽)	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 22, 2011 RUB (₽)	Dec. 22, 2011 USD ($)
Disclosure of detailed information about business combination [line items]
Business combinations acquired		0	0	0
Purchase consideration					₽ 17,058	$ 537,000
Percentage of shares disposed		49.00%
Elga coal complex [member]
Disclosure of detailed information about business combination [line items]
Percentage of shares disposed	49.00%
Proceeds from sale of voting shares in subsidiaries	₽ 34,300
Gazprombank [member]
Disclosure of detailed information about business combination [line items]
Key rate of Central Bank of Russia	2.00%
Percentage of acquisition of control in Elga Complex and Port Vanino	100.00%
Percentage of shares pledged	1.99%
Gazprombank [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Option exercise period	3 years
Gazprombank [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Agreement grace period	5 years
Daveze Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired					100.00%	100.00%
DEMP [member]
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired					100.00%	100.00%